PROPERTY AND EQUIPMENT, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	¥ 2,844,025	$ 391,351	¥ 2,983,586	¥ 2,611,854
Loss from property and equipment disposal	¥ (35,325)	$ (4,861)	¥ 12,782	¥ (48,628)